Notes Related to the Consolidated Statements of Financial Position - Summary of Transactions Between Related Parties (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Salary / Fees	€ 2,402	€ 1,500	€ 1,276
Retirement benefits	44	25	7
Share based payments	1,120	758	2,387
Executive officers / VP and Qualified person [member]
Disclosure of transactions between related parties [line items]
Salary / Fees	654	498	825
Retirement benefits	19	15	6
Share based payments	306	226	241
Executive committee [member]
Disclosure of transactions between related parties [line items]
Salary / Fees	1,519	818	279
Retirement benefits	25	10	1
Share based payments	478	495	554
Board of directors [member]
Disclosure of transactions between related parties [line items]
Salary / Fees	229	184	172
Share based payments	€ 336	€ 37	€ 1,593